Mergers and Acquisitions - Summary of Fair Value of Net Assets Acquired (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($) [3]
Disclosure of Detailed Information About Business Combination [Line Items]
TOTAL ASSETS		$ 13,671	$ 257,839	[2]	$ 263,787	$ 285,677
Total liabilities		$ (6,795)	(128,154)	[2]	(132,037)	$ (144,967)
Goodwill			107,088		111,347
Aggregated individually immaterial business combinations [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Total current assets, including cash adquired			1,864
Total other non current assets			4,031
Distribution rights			1,715
TOTAL ASSETS			7,610
Total liabilities			(3,961)
Net assets acquired			3,649
Goodwill			2,903
Total consideration transferred			6,552
Cash acquired			(860)		$ (860)
Net cash paid			$ 5,692
Other acquisitions [member] | Non-current assets [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	$ 236
Other acquisitions [member] | Distribution rights [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	2,887
Other acquisitions [member] | Goodwill [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	$ 2,903

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Restated due to Philippines deconsolidation.